REVENUE AND SEGMENT REPORTING - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 segment	Dec. 31, 2019 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment		2
Contract liability			$ 4.7
Contract revenue recognized	$ 4.7
Hardware
Revenue from External Customer [Line Items]
Contract revenue recognized	1.5
Other Revenue
Revenue from External Customer [Line Items]
Contract revenue recognized	$ 3.2